Debt and other financial liabilities - Summary of Outstanding Short-term and Long-term Debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 2,051		$ 3,605
Less current maturities of long-term debt	1,147		1,343
Long-term debt and other financial liabilities	904		2,262
Short-term debt, including current maturities of long-term debt	49,625		28,530
Total short-term and long-term debt	50,529		30,792	$ 35,050
Itaú Unibanco S.A. | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt	2,051		$ 3,605
Itaú Unibanco S.A. | Notes Payable To Banks One
Debt Instrument [Line Items]
Long-term debt	1,747	R$ 10,782,000
Debt instrument face amount | R$		17,200,000
Itaú Unibanco S.A. | Notes Payable To Banks Two
Debt Instrument [Line Items]
Long-term debt	$ 304	1,878,000
Debt instrument face amount | R$		R$ 3,000,000